TRANSAMERICA SERIES TRUST
Transamerica Foxhall Global Conservative VP
Transamerica Foxhall Emerging Markets/Pacific Rim VP
Transamerica Foxhall Global Growth VP
Transamerica Foxhall Global Hard Asset VP
Supplement dated May 1, 2009
to the Prospectus dated May 1, 2009

The following information supplements and amends information in the Prospectus:
Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Growth VP and Transamerica Foxhall Global Hard Asset VP referenced herein are not currently being offered.
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Investors Should Retain this Supplement for Future Reference